SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 4,939,400		$ 4,939,400		$ 9,568,194
Property and equipment	4,880,250		4,880,250		5,070,507
Right of use assets	365,681		365,681		241,047
Total assets	10,709,088		10,709,088		15,390,453
Revenue		$ 232,928	358,226	$ 353,189
Selling, marketing and administration	(2,697,199)	(2,074,704)	(7,773,022)	(6,904,621)
Research and development	(2,449,800)	(2,361,991)	(7,505,863)	(7,227,372)
Interest	(34,890)	(11,707)	(56,635)	(38,128)
Other income, including interest	45,448	57,429	180,943	119,728
Net loss	(5,136,441)	$ (4,041,298)	(14,796,351)	(14,756,739)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	4,939,400		4,939,400		9,568,194
Property and equipment	4,880,250		4,880,250		5,070,507
Patents and licenses	523,757		523,757		510,705
Right of use assets	365,681		365,681		241,047
Total assets	10,709,088		10,709,088		15,390,453
Revenue			358,226	353,189
Selling, marketing and administration			(7,773,022)	(6,904,621)
Research and development			(7,505,863)	(7,227,372)
Interest			(56,635)	(38,128)
Share of loss in joint venture			(527,857)	(1,555,650)
Gain from contribution of IP to joint venture			527,857	496,115
Other income, including interest			180,943	119,728
Net loss			(14,796,351)	(14,756,739)
Asia [member]
IfrsStatementLineItems [Line Items]
Current assets	165,961		165,961		664,658
Property and equipment	4,300,857		4,300,857		4,496,734
Patents and licenses
Right of use assets	242,168		242,168		55,775
Total assets	4,708,986		4,708,986		5,217,167
Revenue			358,226	353,189
Selling, marketing and administration			(2,025,536)	(1,549,628)
Research and development			(4,646,713)	(3,992,505)
Interest			(20,243)	(14,429)
Share of loss in joint venture			(527,857)	(1,555,650)
Gain from contribution of IP to joint venture			527,857	496,115
Other income, including interest
Net loss			(6,334,266)	(6,262,908)
US [member]
IfrsStatementLineItems [Line Items]
Current assets	417,624		417,624		133,501
Property and equipment	579,393		579,393		573,773
Patents and licenses	523,757		523,757		510,705
Right of use assets	123,513		123,513		185,272
Total assets	1,644,287		1,644,287		1,403,251
Revenue
Selling, marketing and administration			(4,542,054)	(4,280,844)
Research and development			(2,739,509)	(3,099,397)
Interest			(36,392)	(23,699)
Share of loss in joint venture
Gain from contribution of IP to joint venture
Other income, including interest
Net loss			(7,317,955)	(7,403,940)
Canada [member]
IfrsStatementLineItems [Line Items]
Current assets	4,355,815		4,355,815		8,770,035
Property and equipment
Patents and licenses
Right of use assets
Total assets	$ 4,355,815		4,355,815		$ 8,770,035
Revenue
Selling, marketing and administration			(1,205,432)	(1,074,149)
Research and development			(119,641)	(135,470)
Interest
Share of loss in joint venture
Gain from contribution of IP to joint venture
Other income, including interest			180,943	119,728
Net loss			$ (1,144,130)	$ (1,089,891)